SUBSEQUENT EVENTS (Details) - USD ($)		3 Months Ended	12 Months Ended
	Apr. 11, 2024	Mar. 31, 2024	Dec. 31, 2023	May 04, 2024	Jan. 26, 2024	Dec. 31, 2022
SUBSEQUENT EVENTS
Excess of interest was erroneously withdrawn from the trust account		$ 108,611	$ 108,611
Restricted cash		1,008	8,651			$ 0
Amounts to be deposited into trust account		107,461	99,961
Amounts to be used for settlement of tax obligation		107,461	99,961
Sponsor
SUBSEQUENT EVENTS
Due from Sponsor		$ 107,461	$ 99,961
Subsequent event
SUBSEQUENT EVENTS
Amount to be used for working capital expenses and tax obligations	$ 254,269
Debt instrument, face amount				$ 554,269	$ 300,000